10. STOCK OPTION PLANS (Details - Option activity) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Granted	3,770,000
Stock Options [Member]
Available for Grant
Beginning	5,700,000	4,700,000	6,100,000
Granted	(3,770,000)	0	(1,400,000)
Cancelled			0
Forfeited	0	1,000,000	0
Ending	1,930,000	5,700,000	4,700,000
Options Outstanding
Options Outstanding	1,000,000	2,000,000	600,000
Granted	3,770,000	0	1,400,000
Forfeited		(1,000,000)
Options Outstanding	4,770,000	1,000,000	2,000,000
Exercisable	3,670,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.73	$ 0.46	$ 1.14
Granted	$ 0.17		$ 0.16
Forfeited		$ 0.17
Weighted Average Exercise Price Outstanding, ending	$ 0.29	$ 0.73	$ 0.46
Weighted Average Exercise Price Exercisable	$ 0.30